Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Accounts Receivable	$ 1,301,788	$ 796,824	$ 234,309
Allowance for Doubtful Accounts	(18,996)		0
Net Accounts Receivable	$ 1,282,792	$ 796,824	$ 234,309